UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2019 (unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 76.2%(1)
Canadian Crude Oil Pipelines - 12.6%(1)
Enbridge Inc.	5,436,056	$201,079,712
Inter Pipeline Ltd.	7,783,558	125,156,797
Pembina Pipeline Corporation	5,512,898	201,756,273
		527,992,782
Canadian Natural Gas/Natural Gas Liquids Pipelines - 9.5% (1)
Keyera Corp.	4,921,181	120,827,811
TransCanada Corporation	6,184,483	276,570,080
		397,397,891
Monaco Marine Transportation - 0.2%(1)
GasLog Partners LP	445,939	9,855,252
United States Crude Oil Pipelines - 6.6%(1)
Plains GP Holdings, L.P.(2)	8,588,185	199,160,010
SemGroup Corp.(2)	4,913,302	77,335,374
		276,495,384
United States Natural Gas Gathering/Processing - 17.5%(1)
Antero Midstream GP LP	4,309,706	55,034,945
EnLink Midstream, LLC	6,936,892	77,346,346
Targa Resources Corp.	5,491,644	220,983,754
The Williams Companies, Inc.	14,300,356	381,676,502
		735,041,547
United States Natural Gas/Natural Gas Liquids Pipelines - 29.8%(1)
Altus Midstream Co.(3)	3,195,575	19,556,919
Cheniere Energy, Inc.(3)	4,887,050	314,970,373
Equitrans Midstream Corp.	6,134,552	108,213,497
Kinder Morgan, Inc.	19,820,986	379,770,092
ONEOK, Inc.	5,327,424	342,340,266
Tallgrass Energy LP	3,892,164	88,079,671
		1,252,930,818
Total Common Stock
(Cost $3,194,341,529)		3,199,713,674

Master Limited Partnership - 22.9%(1)
United States Crude Oil Pipelines - 4.3%(1)
Andeavor Logistics LP	1,481,146	52,106,716
BP Midstream Partners LP	1,249,327	20,476,470
PBF Logistics LP	489,198	10,684,084
Shell Midstream Partners, L.P.	5,414,024	96,802,749
		180,070,019
United States Natural Gas Gathering/Processing - 3.3%(1)
Antero Midstream Partners LP	842,285	20,341,183
CNX Midstream Partners LP	593,902	9,211,420
Noble Midstream Partners LP	635,810	21,401,364
Western Midstream Partners, LP	2,657,325	88,914,103
		139,868,070

United States Natural Gas/Natural Gas Liquids Pipelines - 7.4%(1)
Energy Transfer LP	13,224,488	195,590,178
Enterprise Products Partners L.P.	3,846,169	106,346,573
EQM Midstream Partners LP	233,123	9,061,491
		310,998,242
United States Refined Product Pipelines - 7.9%(1)
Buckeye Partners, L.P.	1,045,464	32,911,207
Holly Energy Partners LP	1,376,078	40,140,195
Magellan Midstream Partners, L.P.	1,561,685	95,059,766
MPLX LP	2,455,409	81,421,362
Phillips 66 Partners LP	1,698,479	83,327,380
		332,859,910
Total Master Limited Partnership
(Cost $964,801,102)		963,796,241

Short-Term Investment - 0.7%(1)
United States Investment Company - 0.7%(1)
Invesco Government & Agency Portfolio - Institutional Class, 2.30%(4)
(Cost $27,690,056)	27,690,056	27,690,056

Total Investments - 99.8%(1)
(Cost $4,186,832,687)		4,191,199,971
Other Assets in Excess of Liabilities, Net - 0.2%(1)		6,460,876
Total Net Assets - 100.0%(1)		$4,197,660,847

(1)	Calculated as a percentage of net assets.
(2)	Represents an affiliated company as defined by the Investment Company Act of 1940.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of February 28, 2019.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$3,199,713,674	$-	$-	$3,199,713,674
Master Limited Partnerships	963,796,241	-	-	963,796,241
Short-Term Investment	27,690,056	-	-	27,690,056
Total Investments	$4,191,199,971	$-	$-	$4,191,199,971

Refer to the Fund's Schedule of Investments for additional industry information.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended February 28, 2019, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares
Plains GP Holdings, L.P.	8,998,140	-	(409,955)	8,588,185
SemGroup Corp.	4,278,476	634,826	-	4,913,302

	Value as of February 28, 2019	Dividend Income	Return of Capital	Realized Gain	Change in Unrealized Appreciation (Depreciation)
Plains GP Holdings, L.P.	$199,160,010	$-	$2,576,456	$1,056,974	$10,541,751
SemGroup Corp.	77,335,374	-	-	-	(2,233,839)

Schedule of Investments February 28, 2019 (unaudited)

Tortoise Select Opportunity Fund

	Shares	Fair Value
Common Stock - 90.7%(1)
United States Crude Oil Pipelines - 2.6%(1)
Plains GP Holdings, L.P.	27,301	$633,110
United States Natural Gas Gathering/Processing - 8.5%(1)
Targa Resources Corp.	23,475	944,634
The Williams Companies, Inc.	42,332	1,129,841
		2,074,475
United States Natural Gas/Natural Gas Liquids Pipelines - 19.5%(1)
Cheniere Energy, Inc.(2)	26,823	1,728,743
Equitrans Midstream Corp.	36,656	646,612
Kinder Morgan, Inc.	41,495	795,044
ONEOK, Inc.	12,909	829,532
Tallgrass Energy LP	33,890	766,931
		4,766,862
United States Oil & Gas Production - 43.7%(1)
Anadarko Petroleum Corporation	16,095	700,132
Cabot Oil & Gas Corporation	20,975	516,405
Concho Resources Inc.	5,155	567,050
ConocoPhillips	29,977	2,033,939
Continental Resources, Inc.(2)	11,050	492,941
Diamondback Energy, Inc.	4,280	440,540
EOG Resources, Inc.	13,413	1,260,822
EQT Corporation	63,401	1,148,826
Noble Energy, Inc.	22,207	491,885
Occidental Petroleum Corporation	24,471	1,618,757
Parsley Energy, Inc.(2)	27,719	502,823
Pioneer Natural Resources Company	6,321	890,945
Viper Energy Partners LP	15,122	497,665
		11,162,730
United States Power - 2.8%(1)
NextEra Energy, Inc.	3,624	680,297
United States Refining - 13.5%(1)
Delek US Holdings, Inc.	20,203	714,782
Marathon Petroleum Corporation	29,314	1,817,761
Valero Energy Corporation	9,293	757,937
		3,290,480
Total Common Stock
(Cost $24,873,313)		22,607,954

Master Limited Partnerships - 8.0%(1)
United States Natural Gas/Natural Gas Liquids Pipelines - 6.0%(1)
Energy Transfer LP	64,903	959,915
Enterprise Products Partners L.P.	18,315	506,410
Total Master Limited Partnerships		1,466,325
(Cost $1,296,793)

Short-Term Investment - 1.4%(1)
United States Investment Company - 1.4%(1)
Invesco Government & Agency Portfolio - Institutional Class, 2.30%(3)
(Cost $335,360)	335,360	335,360

Total Investments - 100.1%(1)
(Cost $26,505,466)		24,409,639
Liabilities in Excess of Other Assets, Net - (0.1)%(1)		(25,251)
Total Net Assets - 100.0%(1)		$24,384,388

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2019.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$22,607,954	$-	$-	$22,607,954
Master Limited Partnerships	1,466,325	-	-	1,466,325
Short-Term Investment	335,360	-	-	335,360
Total Investments	$24,409,639	$-	$-	$24,409,639

Refer to the Fund's Schedule of Investments for additional industry information.

Schedule of Investments February 28, 2019 (unaudited)

Tortoise VIP MLP & Pipeline Portfolio

	Shares	Fair Value
Master Limited Partnership - 2.2%(1)
United States Refined Product Pipelines - 2.2%(1)
Holly Energy Partners LP
(Cost $62,781)	2,070	$60,382

Total Investments - 2.2%(1)
(Cost $62,781)		60,382
Other Assets in Excess of Liabilities, Net - 97.8%(1)		2,744,250
Total Net Assets - 100.0%(1)		$2,804,632

(1)	Calculated as a percentage of net assets.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Master Limited Partnership	$60,382	$-	$-	$60,382

Total Investments	$60,382	$-	$-	$60,382

Refer to the Fund's Schedule of Investments for additional industry information.

Schedule of Investments February 28, 2019 (unaudited)

Tortoise Global Water ESG Fund

	Shares	Fair Value
Common Stock - 99.7%(1)
Brazilian Water Utilities - 3.2%(1)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	13,297	$138,289
Finland Water Equipment/Services - 0.6%(1)
Uponor OYJ	2,252	26,461
France Water Infrastructure - 10.7%(1)
Suez	11,446	146,271
Veolia Environnement SA	14,316	314,276
		460,547
Hong Kong Water Equipment/Services - 0.5%(1)
China Lesso Group Holdings Ltd.	38,629	21,554
Hong Kong Water Infrastructure - 3.7%(1)
Beijing Enterprises Water Group Ltd.	200,000	119,749
China Water Affairs Group Limited	33,179	34,575
CT Environmental Group Limited	113,060	5,545
		159,869
Japan Water Equipment/Services - 2.7%(1)
Kurita Water Industries Ltd.	4,171	104,925
NIHON TRIM Co., Ltd.	185	9,975
		114,900
Japan Water Infrastructure - 0.5%(1)
METAWATER Co. Ltd.	423	11,878
Oyo Corporation	784	8,356
		20,234
Netherlands Water Equipment/Services - 3.2%(1)
Aalberts Industries N.V.	3,754	138,732
Switzerland Water Equipment/Services - 11.8%(1)
Ferguson PLC	4,682	324,222
Georg Fischer AG	158	140,103
Sulzer AG	479	47,370
		511,695
Switzerland Water Management - 7.1%(1)
Geberit AG	771	307,767
United Kingdom Water Infrastructure - 16.9%(1)
Pennon Group Plc	16,250	167,684
Pentair PLC	4,031	171,479
Severn Trent Plc	6,703	179,499
United Utilities Group PLC	18,867	210,253
		728,915
United States Water Infrastructure - 17.9%(1)
Advanced Drainage Systems, Inc.	1,607	40,850
Aegion Corp.(2)	1,262	21,908
Franklin Electric Co., Inc.	1,514	80,560
Middlesex Water Company	639	37,618
Mueller Water Products, Inc.	6,155	64,258
Rexnord Corporation(2)	4,089	109,054
SJW Group	887	54,258
The York Water Company	504	18,371
Xylem, Inc.	4,560	344,508
		771,385
United States Water Management - 3.8%(1)
AquaVenture Holdings Limited(2)	510	11,281
Badger Meter, Inc.	1,136	66,842
Watts Water Technologies, Inc.	1,085	87,386
		165,509

United States Water Treatment - 0.7%(1)
Evoqua Water Technologies Corp.(2)	2,272	30,854
United States Water Utilities - 16.4%(1)
American States Water Company	1,436	102,143
American Water Works Co., Inc.	3,083	313,294
Aqua America Inc.	4,515	162,269
California Water Service Group	1,877	97,641
Connecticut Water Service, Inc.	471	31,595
		706,942
Total Common Stock
(Cost $4,084,503)		4,303,653

Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
Invesco Government & Agency Portfolio - Institutional Class, 2.30%(3)
(Cost $1,512)	1,512	1,512

Total Investments - 99.7%(1)
(Cost $4,086,015)		4,305,165
Other Assets in Excess of Liabilities, Net - 0.3%(1)		11,236
Total Net Assets - 100.0%(1)		$4,316,401

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2019.

ADR - American Depository Receipt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$4,303,653	$-	$-	$4,303,653
Short-Term Investment	1,512	-	-	1,512
Total Investments	$4,305,165	$-	$-	$4,305,165

Refer to the Fund's Schedule of Investments for additional industry information.

Schedule of Investments February 28, 2019 (unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 81.4%(1)
Canadian Crude Oil Pipelines - 17.5%(1)
Enbridge Inc.	728,794	$26,958,090
Gibson Energy Inc.	161,849	2,618,462
Inter Pipeline Ltd.	449,712	7,231,206
Kinder Morgan Canada Limited	12,861	149,823
Pembina Pipeline Corporation	567,913	20,783,989
		57,741,570
Canadian Local Distribution Company - 0.2%(1)
Valener Inc.	44,097	769,381
Canadian Natural Gas/Natural Gas Liquids Pipelines - 10.8%(1)
AltaGas Ltd.	303,461	4,077,047
Keyera Corp.	234,532	5,758,372
TransCanada Corporation	578,251	25,859,385
		35,694,804
United States Crude Oil Pipelines - 1.6%(1)
Plains GP Holdings, L.P.	177,277	4,111,054
SemGroup Corp.	73,753	1,160,872
		5,271,926
United States Local Distribution Companies - 15.1%(1)
Atmos Energy Corporation	130,924	12,941,837
Chesapeake Utilities Corporation	18,344	1,651,143
New Jersey Resources Corporation	99,184	4,800,505
NiSource Inc.	407,756	11,001,257
Northwest Natural Holding Co.	32,303	2,074,499
ONE Gas, Inc.	58,816	5,084,643
South Jersey Industries, Inc.	95,827	2,774,192
Southwest Gas Corporation	59,303	4,859,288
Spire Inc.	56,846	4,509,025
		49,696,389
United States Natural Gas Gathering/Processing - 12.4%(1)
Antero Midstream GP LP	30,180	385,398
Archrock, Inc.	145,741	1,422,432
EnLink Midstream, LLC	291,368	3,248,753
Targa Resources Corp.	257,224	10,350,694
The Williams Companies, Inc.	951,117	25,385,313
		40,792,590
United States Natural Gas/Natural Gas Liquids Pipelines - 23.8%(1)
Altus Midstream Co.(2)	20,472	125,289
Cheniere Energy, Inc.(2)	247,872	15,975,350
Equitrans Midstream Corp.	73,397	1,294,723
Kinder Morgan, Inc.	1,419,109	27,190,129
National Fuel Gas Company	96,317	5,797,320
ONEOK, Inc.	385,937	24,800,312
Tallgrass Energy LP	157,016	3,553,272
		78,736,395
Total Common Stock
(Cost $249,840,946)		268,703,055

Master Limited Partnerships - 17.3%(1)
United States Crude Oil Pipelines - 2.2%(1)
Andeavor Logistics LP	32,674	1,149,471
BP Midstream Partners LP	16,906	277,089
Delek Logistics Partners LP	2,947	91,711
Genesis Energy, L.P.	39,833	858,401
PBF Logistics LP	7,951	173,650
Plains All American Pipeline, L.P.	161,196	3,762,315
Shell Midstream Partners, L.P.	45,543	814,309
USD Partners LP	4,057	44,302
		7,171,248

United States Natural Gas Gathering/Processing - 1.7%(1)
Antero Midstream Partners LP	32,478	784,344
CNX Midstream Partners LP	9,466	146,818
DCP Midstream Partners, LP	33,349	1,074,838
Enable Midstream Partners, LP	15,316	227,749
Hess Midstream Partners LP	5,501	125,863
Noble Midstream Partners LP	7,638	257,095
Oasis Midstream Partners LP	3,969	78,626
Summit Midstream Partners LP	14,630	154,785
USA Compression Partners LP	11,894	189,828
Western Midstream Partners LP	74,563	2,494,878
		5,534,824
United States Natural Gas/Natural Gas Liquids Pipelines - 9.3%(1)
Cheniere Energy Partners, L.P.	15,473	685,918
Crestwood Equity Partners LP	17,861	566,551
Energy Transfer LP	871,812	12,894,100
Enterprise Products Partners L.P.	549,113	15,182,974
EQM Midstream Partners LP	24,020	933,657
TC PipeLines, LP	19,487	619,297
		30,882,497
United States Refined Product Pipelines - 4.1%(1)
Buckeye Partners, L.P.	54,342	1,710,686
CrossAmerica Partners LP	10,446	184,372
Global Partners LP	9,671	183,749
Holly Energy Partners, L.P.	16,722	487,781
Magellan Midstream Partners, L.P.	84,410	5,138,037
MPLX LP	105,746	3,506,537
NuStar Energy L.P.	33,239	861,223
Phillips 66 Partners LP	19,515	957,406
Sprague Resources LP	3,493	54,665
Sunoco LP	20,697	620,496
		13,704,952
Total Master Limited Partnerships
(Cost $54,752,168)		57,293,521

Short-Term Investment - 1.1%(1)
United States Investment Company - 1.1%(1)
Invesco Government & Agency Portfolio - Institutional Class, 2.30%(3)
(Cost $3,526,877)	3,526,877	3,526,877

Total Investments - 99.8%(1)
(Cost $308,119,991)		329,523,453
Other Assets in Excess of Liabilities, Net - 0.2%(1)		545,689
Total Net Assets - 100.0%(1)		$330,069,142

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2019.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$268,703,055	$-	$-	$268,703,055
Master Limited Partnerships	57,293,521	-	-	57,293,521
Short-Term Investment	3,526,877	-	-	3,526,877
Total Investments	$329,523,453	$-	$-	$329,523,453

Refer to the Fund's Schedule of Investments for additional industry information.

Schedule of Investments February 28, 2019 (unaudited)

Tortoise Cloud Infrastructure Fund

	Shares	Fair Value
Common Stock - 99.9%(1)
Cloud Hardware - 9.7%(1)
Cisco Systems, Inc.	2,328	$120,521
j2 Global, Inc.	266	22,613
Juniper Networks, Inc.	1,872	50,694
NetScout Systems, Inc.(2)	420	11,495
Nutanix, Inc.(2)	972	48,687
		254,010
Cloud Management Software - 12.5%(1)
Box, Inc.(2)	778	15,747
Dropbox, Inc.(2)	2,206	52,635
InterXion Holding N.V.(2)	386	25,283
NetApp, Inc.	1,366	89,063
Pivotal Software, Inc.(2)	1,424	31,926
Red Hat, Inc.(2)	624	113,943
		328,597
Cloud Security - 12.4%(1)
A10 Networks Inc.(2)	400	2,792
Carbon Black, Inc.(2)	368	4,817
Carbonite Inc.(2)	186	4,328
Check Point Software Technologies Ltd.(2)	862	105,423
Commvault Systems, Inc.(2)	250	16,847
Fortinet, Inc.(2)	924	80,194
MobileIron, Inc.(2)	572	2,894
Okta, Inc.(2)	598	50,758
Qualys, Inc.(2)	212	17,730
Radware Ltd.(2)	244	6,127
Zscaler, Inc.(2)	662	32,888
		324,798
Cloud Systems - Services - 28.7%(1)
Akamai Technologies, Inc.(2)	884	61,579
Citrix Systems, Inc.	730	77,015
F5 Networks, Inc.(2)	328	55,150
Hewlett Packard Enterprise Company	7,546	123,604
International Business Machines Corporation	910	125,698
Oracle Corporation	2,334	121,671
SolarWinds Corporation(2)	1,682	31,975
Teradata Corporation(2)	640	30,957
VMware, Inc.(2)	678	116,487
Yext, Inc.(2)	546	10,145
		754,281
Cyber Security - 4.2%(1)
Splunk Inc.(2)	802	108,976
Data Center - Cloud Hosting - 11.2%(1)
CoreSite Realty Corporation	262	26,790
CyrusOne Inc.	574	28,608
Digital Realty Trust, Inc.	954	107,917
Equinix, Inc.	284	120,274
QTS Realty Trust Inc	276	11,517
		295,106

European Union Cloud Systems - Services - 2.1%(1)
Atos SE	576	55,309
Internet Advertising Portals - 4.4%(1)
Alphabet Inc.(2)	102	114,908
Licensing/Support - 4.3%(1)
Microsoft Corporation	1,012	113,374
Online Retail - 9.1% (1)
Alibaba Group Holding Limited - ADR(2)	728	133,246
Amazon.com, Inc.(2)	65	106,589
		239,835
Payments Fintech - 1.3%(1)
Elastic N.V.(2)	384	34,775
Total Common Stock
(Cost $2,498,875)		2,623,969

Total Investments - 99.9%(1)
(Cost $2,498,875)		2,623,969
Other Assets in Excess of Liabilities, Net - 0.1%(1)		3,410
Total Net Assets - 100.0%(1)		$2,627,379

(1)		Calculated as a percentage of net assets.
(2)		Non-income producing security.

ADR	-	American Depository Receipt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,623,969	$-	$-	$2,623,969
Total Investments	$2,623,969	$-	$-	$2,623,969

Refer to the Fund's Schedule of Investments for additional industry information.

Schedule of Investments February 28, 2019 (unaudited)

Tortoise Digital Payments Infrastructure Fund

	Shares	Fair Value
Common Stock - 98.5%(1)
Australian Electronic Transaction Processing - 0.7%(1)
Afterpay Touch Group Limited(2)	1,508	$19,725
Australian Payments Fintech - 0.4%(1)
Iress Limited	1,132	9,636
United States Credit Card Networks - 16.6%(1)
American Express Company	962	103,646
Discover Financial Services	1,614	115,579
Mastercard, Inc.	516	115,981
Visa Inc.	750	111,090
		446,296
United States Electronic Payment Processing/Management - 2.0%(1)
ACI Worldwide, Inc.(2)	758	24,157
Bottomline Technologies, Inc.(2)	282	14,066
Zuora, Inc.(2)	710	16,870
		55,093
United States Electronic Transaction Processing - 42.5%(1)
Cass Information Systems, Inc.	96	5,014
CSG Systems International, Inc.	218	9,058
EVERTEC, Inc.	476	13,623
Evo Payments, Inc.(2)	530	14,162
Fidelity National Information Services, Inc.	970	104,905
First Data Corporation(2)	5,868	147,521
Fiserv, Inc.(2)	1,334	112,976
FleetCor Technologies Inc.(2)	570	132,970
Green Dot Corporation(2)	344	22,205
Net 1 UEPS Technologies, Inc.(2)	372	1,455
Pagseguro Digital Ltd.(2)	2,138	60,142
PayPal Holdings, Inc.(2)	1,196	117,292
QIWI plc - ADR	398	5,604
StoneCo Ltd.(2)	1,814	55,164
Total System Services, Inc.	1,194	112,714
Western Union Company	2,898	51,787
WEX Inc.(2)	282	50,213
Worldpay, Inc.(2)	1,280	122,624
		1,139,429
European Union Electronic Transaction Processing - 9.8%(1)
Adyen N.V.(2)	192	144,137
Ingenico Group	410	27,524
Wirecard AG	664	91,010
		262,671
European Union Payments Fintech - 1.3%(1)
Gemalto N.V.(2)	592	34,275
United States Financial Services Market Place - 1.6%(1)
GreenSky, Inc.(2)	1,222	13,808
Hexindai Inc. - ADR	320	1,178
LendingClub Corporation(2)	2,790	8,286
Travelport Worldwide Limited	826	12,985
Yirendai Ltd. - ADR	396	5,552
		41,809
Hong Kong Credit Card Issuer - 0.5%(1)
51 Credit Card Inc.(2)	7,818	6,743
China Youzan Limited(2)	87,994	6,053
		12,796
Hong Kong Financial Services Market Place - 0.1%(1)
Chong Sing Holdings FinTech Group(2)	151,482	1,389

Hong Kong Merchant Payment Products/Services - 0.3%(1)
Huifu Payment Limited(2)	8,188	4,016
PAX Global Technology Ltd.	7,200	3,366
		7,382
Japan Credit Card Issuer - 2.2%(1)
AEON Financial Service Co. Ltd.	1,474	28,947
Credit Saison Co., Ltd.	1,212	17,571
Orient Corporation	11,236	12,298
		58,816
Japan Electronic Transaction Processing - 1.1%(1)
GMO Payment Gateway, Inc.	484	28,745
United States Merchant Payment Products/Services - 12.3%(1)
Euronet Worldwide, Inc.(2)	336	45,132
Global Payments Inc.	992	129,337
NCR Corporation(2)	772	21,632
Square, Inc.(2)	1,626	132,096
USA Technologies, Inc.(2)	392	1,552
		329,749
New Zealand Electronic Transaction Processing - 0.1%(1)
Pushpay Holdings Limited(2)	1,804	4,128
United States Payments Fintech - 6.5%(1)
DocuSign, Inc.(2)	1,082	59,672
Ellie Mae, Inc.(2)	228	22,684
Jack Henry & Associates, Inc.	506	67,111
OneSpan Inc.(2)	262	5,580
Q2 Holdings, Inc.(2)	284	19,545
		174,592
United Kingdom Credit Card Issuer - 0.5%(1)
Provident Financial plc(2)	1,654	13,207
Total Common Stock
(Cost $2,460,540)		2,639,738

Short-Term Investment - 1.4%(1)
United States Investment Company - 1.4%(1)
First American Government Obligations Fund, Class X 2.33%(3)
(Cost $38,235)	38,235	38,235

Total Investments - 99.9%(1)
(Cost $2,498,775)		2,677,973
Other Assets in Excess of Liabilities, Net - 0.1%(1)		1,870
Total Net Assets - 100.0%(1)		$2,679,843

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2019.

ADR - American Depository Receipt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,639,738	$-	$-	$2,639,738
Short-Term Investment	38,235	-	-	38,235
Total Investments	$2,677,973	$-	$-	$2,677,973

Refer to the Fund's Schedule of Investments for additional industry information.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                          Brian R. Wiedmeyer, President

Date   April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, President

Date   April 29, 2019

By (Signature and Title)* /s/ Ryan L. Roell
                                           Ryan L. Roell, Treasurer

Date   April 29, 2019